Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
March 31, 2024
XCB-NPRT1-0524
1.9884861.106
Municipal Bonds - 56.4%
	Principal Amount (a)	Value ($)
Alabama - 1.2%
Black Belt Energy Gas District:
Series 2022 C1:
5.25% 12/1/24	60,000	60,366
5.25% 12/1/25	95,000	96,823
Series 2022 E:
5% 6/1/24	85,000	85,075
5% 6/1/25	90,000	90,895
5% 6/1/26	125,000	127,493
Series 2023 C, 5.5% 6/1/27	80,000	83,314
Jefferson County Swr. Rev. Series 2024:
5% 10/1/24	20,000	20,115
5% 10/1/25	90,000	92,001
5% 10/1/26	55,000	57,169
5% 10/1/27	50,000	52,943
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	100,000	100,048
Series 2008, 3.65%, tender 1/10/25 (b)	700,000	697,591
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	470,000	469,888
TOTAL ALABAMA		2,033,721
Alaska - 0.8%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,410,000	1,432,071
Arizona - 2.5%
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	271,572
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2019, 5%, tender 6/3/24 (b)(c)	2,280,000	2,282,456
Series 2022 2, 5%, tender 9/1/27 (b)(c)	835,000	860,422
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/24	225,000	225,674
Series 2023, 5% 7/1/26 (c)	185,000	191,190
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(c)	500,000	499,742
TOTAL ARIZONA		4,331,056
California - 3.0%
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	600,000	598,663
California Muni. Fin. Auth. Envir. Bonds (Aymium Williams Proj.) Series 2023, 4%, tender 6/26/24 (b)(c)(d)	400,000	399,220
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4.7%, tender 4/1/24 (b)(c)	900,000	900,000
Series 2021 B, 4%, tender 7/15/24 (b)(c)	1,000,000	998,096
(Waste Mgmt., Inc. Proj.) Series 2017 A, 4.25%, tender 12/2/24 (b)(c)	800,000	801,893
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.125%, tender 8/15/24 (b)(c)(d)	700,000	698,677
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (c)	150,000	150,190
Los Angeles Dept. Arpt. Rev.:
Series 2022 C:
5% 5/15/24 (c)	85,000	85,091
5% 5/15/26 (c)	200,000	205,939
Series 2022 G, 5% 5/15/25 (c)	65,000	66,023
Series 2023 A:
5% 5/15/24 (c)	45,000	45,048
5% 5/15/25 (c)	30,000	30,472
5% 5/15/26 (c)	55,000	56,633
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	100,104
TOTAL CALIFORNIA		5,136,049
Colorado - 0.7%
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	200,121
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (The Reserves at Eagle Point Proj.) Series 2024, 3.5%, tender 11/1/26 (b)	400,000	400,000
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/27 (c)	275,000	290,442
Series 2022 A, 5% 11/15/25 (c)	165,000	169,012
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	200,000	200,102
TOTAL COLORADO		1,259,677
Connecticut - 1.1%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	260,000	256,290
Series 2010 A4, 1.1%, tender 2/11/25 (b)	510,000	496,596
Series 2017 C2, 2.8%, tender 2/3/26 (b)	1,100,000	1,080,923
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	105,000	107,335
TOTAL CONNECTICUT		1,941,144
District Of Columbia - 0.4%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/24 (c)	110,000	110,537
Series 2017 A, 5% 10/1/24 (c)	100,000	100,489
Series 2020 A, 5% 10/1/24 (c)	400,000	401,954
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	100,000	100,358
TOTAL DISTRICT OF COLUMBIA		713,338
Florida - 1.5%
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	125,000	125,509
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	345,000	347,858
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	75,000	76,191
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/24 (c)	200,000	200,967
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	35,000	35,260
5% 10/1/25	25,000	25,685
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	55,000	55,199
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2023:
3.55%, tender 1/1/26 (b)	290,000	286,633
5%, tender 9/1/25 (b)	250,000	253,001
5%, tender 9/1/25 (b)	135,000	136,880
5%, tender 10/1/25 (b)	420,000	427,861
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.000% x SIFMA Municipal Swap Index 3.825%, tender 4/4/24 (b)(c)(e)	270,000	269,432
Series 2011, 5%, tender 11/1/24 (b)(c)	200,000	200,437
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	190,000	198,001
TOTAL FLORIDA		2,638,914
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/24 (c)	100,000	100,222
Series 2020 B, 5% 7/1/25 (c)	75,000	76,194
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 4, 3.8%, tender 5/21/26 (b)	200,000	201,142
Series 2008 2, 3.375%, tender 3/12/27 (b)	85,000	84,478
Series 2012, 2.875%, tender 8/19/25 (b)	210,000	205,384
Main Street Natural Gas, Inc.:
Bonds Series 2019 B, 4%, tender 12/2/24 (b)	265,000	265,342
Series 2022 A, 4% 12/1/25	70,000	69,505
Series 2022 B, 5% 6/1/26	1,900,000	1,924,523
Series 2023 A, 5% 6/1/24	650,000	649,928
Series 2023 B, 5% 3/1/25	390,000	392,439
Series 2023 D, 5% 12/1/26	75,000	76,358
Series 2024 B, 5% 3/1/26	350,000	355,937
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	170,000	171,106
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/25	150,000	152,006
TOTAL GEORGIA		4,724,564
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	70,000	70,167
5% 10/1/25	85,000	86,034
TOTAL GUAM		156,201
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	370,000	379,637
Illinois - 3.9%
Chicago O'Hare Int'l. Arpt. Rev. Series 2022 A, 5% 1/1/25 (c)	270,000	271,740
Cook County Gen. Oblig. Series 2022 A:
5% 11/15/24	350,000	352,453
5% 11/15/25	255,000	261,038
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(c)	800,000	801,750
Illinois Fin. Auth. Rev. Series 2015 A, 5% 11/15/24	100,000	100,640
Illinois Gen. Oblig.:
Series 2017 D:
5% 11/1/24	1,700,000	1,713,801
5% 11/1/26	85,000	88,641
Series 2022 B:
5% 3/1/25	865,000	876,540
5% 3/1/26	340,000	350,188
Series 2023 C, 5% 5/1/25	1,090,000	1,106,469
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023:
4%, tender 6/1/25 (b)	195,000	194,751
5%, tender 2/1/26 (b)	90,000	91,541
5%, tender 2/1/26 (b)	100,000	101,712
Illinois Sales Tax Rev. Series 2021 A, 4% 6/15/24	135,000	135,403
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24 (Escrowed to Maturity)	405,000	405,587
TOTAL ILLINOIS		6,852,254
Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 4.2%, tender 6/3/24 (b)(c)	3,150,000	3,147,610
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (c)	105,000	105,615
5% 1/1/26 (c)	65,000	66,238
5% 1/1/27 (c)	130,000	135,081
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(c)	370,000	377,768
TOTAL INDIANA		3,832,312
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.2%, tender 6/3/24 (b)(c)	200,000	199,848
Kentucky, Inc. Pub. Energy Bonds Series 2019 A1, 4%, tender 6/1/25 (b)	150,000	150,562
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	800,000	807,195
TOTAL KENTUCKY		1,157,605
Maine - 0.2%
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	335,000	334,732
Maryland - 0.5%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	495,000	490,715
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/24	25,000	25,258
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	185,000	186,641
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/24	120,000	120,208
TOTAL MARYLAND		822,822
Massachusetts - 0.6%
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	510,000	514,224
Series 2016, 5% 7/1/24 (c)	15,000	15,029
Series 2017 A, 5% 7/1/25 (c)	80,000	81,313
Series 2018 B, 5% 7/1/25 (c)	110,000	111,764
Series 2022 B:
5% 7/1/24 (c)	30,000	30,057
5% 7/1/25 (c)	65,000	66,043
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, 5% 8/15/27	300,000	307,972
TOTAL MASSACHUSETTS		1,126,402
Michigan - 0.4%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	127,140
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	45,000	45,036
Series 2022:
5% 4/15/25	160,000	162,531
5% 4/15/26	265,000	274,449
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	70,000	68,286
Wayne County Arpt. Auth. Rev. Series 2015 F, 5% 12/1/26 (c)	55,000	55,830
TOTAL MICHIGAN		733,272
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/24	360,000	361,373
Missouri - 0.1%
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	150,000	154,934
Nebraska - 0.6%
Central Plains Energy Proj. Rev. Bonds Series 2019, 2.5%, tender 8/1/25 (b)	435,000	425,378
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (c)	550,000	556,875
TOTAL NEBRASKA		982,253
Nevada - 0.5%
Clark County School District:
Series 2017 A, 5% 6/15/25	545,000	555,238
Series 2021 C, 5% 6/15/25	320,000	326,011
TOTAL NEVADA		881,249
New Hampshire - 0.2%
New Hampshire St Hsg. Fin.:
Series 2023 3, 3.8% 7/1/26	170,000	170,278
Series 2023 4:
3.625% 4/1/26	35,000	34,746
3.7% 1/1/27	115,000	113,824
TOTAL NEW HAMPSHIRE		318,848
New Jersey - 2.7%
Camden County Improvment Auth. Mult-Family Hsg. Bonds (Northgate I Apts. Proj.) Series 2024, 5%, tender 3/1/26 (b)	550,000	562,200
New Jersey Econ. Dev. Auth.:
Series 2023 RRR:
5% 3/1/25	465,000	471,083
5% 3/1/26	360,000	371,549
Series 2024 SSS, 5% 6/15/26 (f)	240,000	248,623
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	186,353
Series 2019:
5.25% 9/1/24 (d)	520,000	522,995
5.25% 9/1/26 (d)	180,000	187,999
New Jersey Edl. Facility Series 2016 A, 5% 7/1/24	300,000	300,712
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/24	140,000	140,233
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/24 (c)	170,000	171,219
Series 2017 1A, 5% 12/1/24 (c)	350,000	352,509
Series 2022 B, 5% 12/1/25 (c)	250,000	254,536
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/24	255,000	255,405
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	102,690
Series 2006 C, 0% 12/15/24	260,000	253,828
Series 2008 A, 0% 12/15/25	155,000	146,206
Series 2014 AA, 5% 6/15/25	100,000	100,232
TOTAL NEW JERSEY		4,628,372
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	305,000	308,755
New York - 4.5%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A:
5% 12/1/24	175,000	175,649
5% 12/1/25	175,000	177,498
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	90,000	93,162
New York City Gen. Oblig. Series 2016 A, 5% 8/1/27	3,665,000	3,740,171
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	35,000	35,941
New York Metropolitan Trans. Auth. Rev. Bonds Series 2019 A1, 5%, tender 11/15/24 (b)	800,000	804,562
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 E2, 3.8%, tender 5/1/27 (b)	115,000	115,067
Series 2024 A, 3.375%, tender 11/1/27 (b)	925,000	919,881
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
5% 12/1/24 (c)	625,000	627,725
5% 12/1/25 (c)	45,000	45,722
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/26 (c)	330,000	340,103
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	205,000	208,320
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/24	630,000	635,765
TOTAL NEW YORK		7,919,566
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/25 (c)	265,000	270,560
Series 2014 186, 5% 10/15/26 (c)	340,000	342,276
Series 2018, 5% 9/15/25 (c)	145,000	147,837
Series 2023 242:
5% 12/1/24 (c)	85,000	85,604
5% 12/1/25 (c)	275,000	280,212
5% 12/1/26 (c)	565,000	586,510
TOTAL NEW YORK AND NEW JERSEY		1,712,999
North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev. Series 2023 B, 5% 7/1/27 (c)	550,000	577,901
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	335,000	334,575
Series 2021 B, 5%, tender 12/2/24 (b)	115,000	116,034
TOTAL NORTH CAROLINA		1,028,510
Ohio - 0.9%
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/25	55,000	55,697
5% 2/15/26	300,000	308,799
5% 2/15/27	475,000	498,389
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	130,000	133,472
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2022, 5% 1/1/25	200,000	200,455
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	70,000	65,117
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	217,225
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	105,000	106,476
TOTAL OHIO		1,585,630
Oklahoma - 0.4%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	700,000	696,400
Oregon - 0.3%
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (c)	295,000	299,515
Series 26 C, 5% 7/1/24 (c)	300,000	300,563
TOTAL OREGON		600,078
Pennsylvania - 6.8%
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	410,000	424,471
Monroeville Fin. Auth. UPMC Rev. Series 2023 C:
5% 5/15/24	260,000	260,291
5% 5/15/25	195,000	198,154
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2023 A2:
5% 5/15/24	430,000	430,482
5% 5/15/26	500,000	517,332
Series 2023 B:
5% 5/15/24	260,000	260,291
5% 5/15/25	275,000	279,448
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 4%, tender 4/15/24 (b)(c)	100,000	99,971
Series 2019 B1, 4%, tender 4/15/24 (b)(c)	100,000	99,971
(Republic Svcs., Inc. Proj.):
Series 2014, 4.3%, tender 7/1/24 (b)(c)	2,900,000	2,900,000
Series 2019 B2, 4%, tender 7/15/24 (b)(c)	700,000	698,667
(Waste Mgmt., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(c)	500,000	499,791
(Waste Mgmt., Inc. Proj.):
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 3.85%, tender 4/4/24 (b)(c)(e)	100,000	99,854
Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	2,000,000	2,033,261
Pennsylvania Gen. Oblig.:
Series 2019, 5% 7/15/26	200,000	208,195
Series 2023:
5% 9/1/26	780,000	814,141
5% 9/1/27	1,820,000	1,948,015
Pennsylvania Hsg. Fin. Agcy. Series 2021 135 B:
5% 4/1/24 (c)	10,000	10,000
5% 4/1/25 (c)	15,000	15,110
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/24	100,000	100,325
TOTAL PENNSYLVANIA		11,897,770
Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	115,105
Series 2023:
5% 11/1/25	500,000	513,036
5% 11/1/26	350,000	365,788
TOTAL RHODE ISLAND		993,929
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5% 12/1/25	350,000	356,634
Series 2022 A, 5% 12/1/24	315,000	316,702
TOTAL SOUTH CAROLINA		673,336
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	450,000	450,907
Tennessee - 0.7%
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 4.1%, tender 5/1/24 (b)(c)	400,000	399,833
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	80,000	76,686
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	715,000	718,717
TOTAL TENNESSEE		1,195,236
Texas - 7.8%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	125,000	125,624
Series 2022, 5% 11/15/25 (c)	105,000	106,938
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	800,000	793,284
Dallas Gen. Oblig.:
Series 2023 A, 5% 2/15/25	610,000	617,733
Series 2024 A:
5% 2/15/25	1,000,000	1,012,677
5% 2/15/26	1,000,000	1,032,084
5% 2/15/27	1,000,000	1,054,865
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 3/1/26 (b)	190,000	193,038
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	205,000	206,322
Series 2020 A, 0.9%, tender 5/15/25 (b)	155,000	148,988
Houston Arpt. Sys. Rev. Series 2021 A, 5% 7/1/25 (c)	500,000	505,885
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	110,000	112,492
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	585,000	581,360
Series 2023 C, 4%, tender 6/1/25 (b)	435,000	434,739
Magnolia Independent School District Series 2023, 5% 8/15/24	475,000	477,281
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 4.1%, tender 5/1/24 (b)(c)	200,000	199,897
Series 2020 A, 4.1%, tender 5/1/24 (b)(c)	1,500,000	1,499,227
(Waste Mgmt., Inc. Proj.) Series 2020 B, 4.1%, tender 6/3/24 (b)(c)	700,000	699,422
North Texas Tollway Auth. Rev. Series 2021 B, 5% 1/1/26	65,000	67,027
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/26 (b)	630,000	620,469
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	110,000	110,901
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.32%, tender 12/1/25 (b)(e)	455,000	454,304
Series 2022, 5% 2/1/26	50,000	51,597
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	1,000,000	907,092
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	225,000	231,503
Texas A&M Univ. Rev. Series 2016 E, 4% 5/15/27	1,000,000	1,018,504
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	130,000	128,644
Texas Muni. Gas Acquisition & Supply Corp. Series 2023 B, 5.25% 1/1/27	230,000	237,060
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	30,000	29,841
TOTAL TEXAS		13,658,798
Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2018 A, 5% 7/1/24 (c)	105,000	105,153
Series 2023 A:
5% 7/1/25 (c)	40,000	40,529
5% 7/1/27 (c)	60,000	62,667
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	160,000	165,058
TOTAL UTAH		373,407
Virginia - 0.9%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	800,000	799,743
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(c)	800,000	798,989
TOTAL VIRGINIA		1,598,732
Washington - 1.1%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	325,000	300,686
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/24 (c)	100,000	100,000
Series 2016, 5% 2/1/25	120,000	121,426
Series 2018 A, 5% 5/1/27 (c)	250,000	261,324
Series 2021 C, 5% 8/1/24 (c)	205,000	205,504
Series 2022 B:
5% 8/1/24 (c)	160,000	160,394
5% 8/1/25 (c)	150,000	152,274
5% 8/1/26 (c)	95,000	98,003
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 5% 6/1/27	80,000	82,393
Washington Gen. Oblig. Series 2015 E, 5% 7/1/25	270,000	273,291
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	135,000	138,363
TOTAL WASHINGTON		1,893,658
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Allegheny Metallurgical Proj.) Series 2023, 4.75%, tender 8/1/24 (b)(c)	700,000	699,477
Wisconsin - 2.3%
Milwaukee County Arpt. Rev.:
Series 2023 A, 5% 12/1/24 (c)	125,000	125,635
Series 2023 B, 5% 12/1/25 (c)	800,000	814,516
Milwaukee Gen. Oblig. Series 2016, 2% 3/1/27	190,000	178,204
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	280,000	281,807
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 4.1%, tender 5/1/24 (b)(c)	500,000	499,791
Wisconsin Health & Edl. Facilities Series 2016 A, 4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	885,000	899,933
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (d)	340,000	347,680
Bonds Series 2018 B2, 5%, tender 6/24/26 (b)	330,000	339,496
Series 2022, 5% 10/1/25	360,000	367,740
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2021 C, 0.61%, tender 5/1/24 (b)	15,000	14,959
Series 2023 E, 3.875%, tender 5/1/27 (b)	115,000	114,567
TOTAL WISCONSIN		3,984,328
TOTAL MUNICIPAL BONDS (Cost $98,657,702)		98,204,316

Municipal Notes - 40.3%
	Principal Amount (a)	Value ($)
Alabama - 3.0%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,000,000	1,000,000
Series XM 11 10, 3.75% 4/4/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	300,000	300,000
Series ZL 03 96, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Health Care Auth. for Baptist Health Series 2013 B, 4.87% 4/5/27, VRDN (b)	300,000	300,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.95% 3/29/24, VRDN (b)(c)	1,300,000	1,300,000
Southeast Energy Auth. Rev. Participating VRDN:
Series XG 04 10, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,600,000	1,600,000
Series XM 10 62, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	500,000	500,000
TOTAL ALABAMA		5,300,000
Arizona - 1.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 3.82% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
Maricopa County Poll. Cont. Rev. Series 2009 C, 3.7% 4/4/24, VRDN (b)	1,450,000	1,450,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater 91 57, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
TOTAL ARIZONA		2,150,000
California - 6.9%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,005,000	2,005,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3389, 3.85% 4/1/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	300,000	300,000
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 3.82% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	800,000	800,000
Series MIZ 91 21, 4.5% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	400,000	400,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.5% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	3,805,000	3,805,000
Series 2022 MIZ 90 90, 4.5% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	2,000,000	2,000,000
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 90 97, 3.82% 4/4/24, LOC Mizuho Cap. Markets LLC (b)(g)(h)	200,000	200,000
Series Floater MIZ 91 62, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	100,000	100,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,200,000	2,200,000
TOTAL CALIFORNIA		12,010,000
Colorado - 0.8%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series XM 10 61, 3.65% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XM 07 15, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,100,000	1,100,000
TOTAL COLORADO		1,400,000
Florida - 2.1%
Florida Ins. Assistance Interlo Series 2023 A2, 4.18% 4/4/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	2,020,000	2,020,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.04% 4/5/27, VRDN (b)	1,440,000	1,440,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
TOTAL FLORIDA		3,660,000
Georgia - 0.8%
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 3.82% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.25% 3/29/24, VRDN (b)(c)	1,200,000	1,200,000
TOTAL GEORGIA		1,400,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	200,000	200,000
Indiana - 1.2%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 3.95%, tender 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,000,000	2,000,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2008 A, 4.05% 4/4/24, VRDN (b)(c)	600,000	600,000
Kentucky - 0.5%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 4.56% 3/29/24, VRDN (b)(c)	800,000	800,000
Louisiana - 4.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 4.01% 4/4/24, VRDN (b)	8,395,000	8,395,010
Maryland - 0.6%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 3.8% 5/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.8% 5/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
Riderwood Vlg, Inc. Participating VRDN Series 2022 029, 3.8% 5/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
TOTAL MARYLAND		1,000,000
Missouri - 0.1%
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
New Jersey - 2.5%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	1,000,000	1,008,810
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	500,000	503,751
Manasquan N J BAN Series 2023, 5% 10/3/24	300,000	301,794
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 09 29, 3.65% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,900,000	1,900,000
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	700,000	704,004
TOTAL NEW JERSEY		4,418,359
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 3.8% 5/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	195,000	195,000
New York - 3.2%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	400,000	400,865
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 3.8% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	100,000	100,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 3.77% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	225,000	225,000
Series XF 13 55, 3.77% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,300,000	2,300,000
New York State Hsg. Fin. Agcy. Rev. Participating VRDN Series Floater 2022 007, 3.9% 5/9/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,600,000	2,600,000
TOTAL NEW YORK		5,625,865
Ohio - 1.4%
Allen County Hosp. Facilities Rev. Series 2012 B, 3.9% 4/4/24 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	975,000	975,000
Ohio Hosp. Rev.:
Series 2013 B, 3.98% 4/5/27, VRDN (b)	500,000	500,000
Series 2015 B, 3.98% 4/5/27, VRDN (b)	900,000	900,000
TOTAL OHIO		2,375,000
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.09% 4/5/27, VRDN (b)	675,000	675,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	114,899	114,899
TOTAL OKLAHOMA		789,899
Pennsylvania - 1.3%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.26% 4/5/27, VRDN (b)	800,000	800,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 4.25% 4/5/27, VRDN (b)	1,450,000	1,450,000
TOTAL PENNSYLVANIA		2,250,000
South Carolina - 0.5%
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 4.13% 4/4/24, VRDN (b)	800,000	800,000
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.9% 4/4/24, VRDN (b)	700,000	700,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 63, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
TOTAL TENNESSEE		900,000
Texas - 4.9%
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 3.82% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 3.85% 4/4/24, VRDN (b)(c)	5,600,000	5,600,000
Series 2010 D:
3.8% 4/4/24, VRDN (b)	1,100,000	1,100,000
3.85% 4/4/24, VRDN (b)	100,000	100,000
TOTAL TEXAS		8,500,000
Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 4.4% 3/29/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	300,000	300,000
Virginia - 1.4%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 3.75% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000,000	2,000,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 3.8% 5/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
TOTAL VIRGINIA		2,400,000
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.06% 4/5/27, VRDN (b)	375,000	375,000
Wyoming - 1.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.3% 4/4/24, VRDN (b)(c)	900,000	900,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 4/3/24, VRDN (b)	100,000	100,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 4.45% 3/29/24, VRDN (b)(c)	700,000	700,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 4/3/24, VRDN (b)	400,000	400,000
TOTAL WYOMING		2,100,000
TOTAL MUNICIPAL NOTES (Cost $70,139,266)		70,144,133

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (j)(k) (Cost $5,404,513)	5,403,374	5,404,995

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $174,201,481)	173,753,444
NET OTHER ASSETS (LIABILITIES) - 0.2%	284,963
NET ASSETS - 100.0%	174,038,407

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,156,571 or 1.2% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,814,899 or 2.8% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	6/22/23	800,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	200,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	200,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	1,300,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	114,268

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	4,769,000	7,523,678	6,888,526	40,606	361	482	5,404,995	0.3%
Total	4,769,000	7,523,678	6,888,526	40,606	361	482	5,404,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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